CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2008	$ 60,638	$ 9	$ 35,912		$ 1,057	$ 17,475	$ 6,185
Beginning Balance (in shares) at Dec. 31, 2008		8,606,250
Shares issued in connection with reverse merger transaction (in shares)		2,110,470
Shares issued in connection with reverse merger transaction	(2,142)	2	(2,144)
Repurchase of 2,432,892 public warrants for cash	(1,027)		(1,027)
Issuance of shares for cashless exercise		279,000
Exercise of warrants (in shares)		2,021,563
Exercise of warrants	10,108	2	10,106
Other comprehensive income:
Foreign currency translation adjustments	151						151
Income tax expense related to items of other comprehensive income	(3)						(3)
Settlement of share repurchase obligations	8,443		8,443
Stock-based compensation	517		517
Transfer			39,853		(741)	(39,169)	57
Deemed dividend of right to receive earn-out shares	(23,400)		(23,400)
Reclassification from liability of the obligation to issue shares for earn-out obligation	55,600		55,600
Realization of foreign currency translation gain relating to discontinued operations	(5,717)						(5,717)
Appropriations to statutory reserves					2,194	(2,194)
Net income (loss)	(53,193)					(53,193)
Ending Balance at Dec. 31, 2009	49,975	13	123,860		2,510	(77,081)	673
Ending Balance (in shares) at Dec. 31, 2009		13,017,283
Shares issued for cash (in shares)		2,000,000
Shares issued for cash	66,242	2	66,240
Exercise of warrants (in shares)		2,059,127
Exercise of warrants	10,296	2	10,294
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)		2,603,456
Shares issued to AutoChina Group Inc's former shareholders for earn out shares		3	(3)
Share repurchase (in shares)				(64,100)
Share repurchase	(1,630)			(1,630)
Stock retired (in shares)		(64,100)		64,100
Stock retired			(1,630)	1,630
Other comprehensive income:
Foreign currency translation adjustments	6,894						6,894
Stock-based compensation	3,281		3,281
Reclassification from liability of the obligation to issue shares for earn-out obligation	84,600		84,600
Appropriations to statutory reserves					3,762	(3,762)
Net income (loss)	(62,892)					(62,892)
Ending Balance at Dec. 31, 2010	156,766	20	286,642		6,272	(143,735)	7,567
Ending Balance (in shares) at Dec. 31, 2010		19,615,766
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)		3,923,153
Shares issued to AutoChina Group Inc's former shareholders for earn out shares		4	(4)
Other comprehensive income:
Foreign currency translation adjustments	14,072						14,072
Stock-based compensation	2,914		2,914
Reclassification from liability of the obligation to issue shares for earn-out obligation	90,400		90,400
Appropriations to statutory reserves					6,744	(6,744)
Net income (loss)	26,130					26,130
Ending Balance at Dec. 31, 2011	$ 290,282	$ 24	$ 379,952		$ 13,016	$ (124,349)	$ 21,639
Ending Balance (in shares) at Dec. 31, 2011		23,538,919